Shareholder Report, Holdings (Details) - C000014260	Oct. 31, 2024
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.60%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	12.00%
B
Holdings [Line Items]
Percent of Net Asset Value	38.10%
BB
Holdings [Line Items]
Percent of Net Asset Value	40.20%
BBB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.40%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	7.80%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	83.00%